SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee stock option
Antidilutive securities excluded from diluted computation
Antidilutive securities	307,142
Outstanding warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities		715,140,000
Outstanding warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities	3,368,820	143,028
Warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities	16,844,100,000	6,288,615,000
Warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities		1,257,723